Summary of significant accounting policies (Details Narrative)	1 Months Ended			12 Months Ended
	Apr. 30, 2019	May 31, 2018	Apr. 30, 2018	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
Cash				$ 70,235
Long-term investments				200,000	$ 200,000
Contract liabilities, current				600,000	22,607
Cash maintained with People's Republic of China				$ 30,502	$ 70,000.00
Exchange rates (per RMB1)				7.11	7.01
Average exchange rates				7.21	7.20	7.05
UNITED STATES [Member]
Cash				$ 772,975	$ 414,737
Deposit Insurance Regulation [Member]
Cash				70,235
Minimum
Applicable VAT rate percentage	9.00%	12.00%	13.00%
Maximum
Applicable VAT rate percentage	13.00%	16.00%	17.00%
Shipping and handling
Shipping and handling expenses				$ 81,704	$ 88,649	$ 60,204